CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Operating activities
Net income	¥ 6,658,966	$ 965,458	¥ 4,701,327	¥ 4,326,446
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	178,980	25,950	248,027	264,154
Depreciation and amortization	2,670,546	387,193	2,221,768	1,840,462
Loss on disposal of property and equipment	41,517	6,019	32,129	9,369
Allowance for doubtful accounts	134,436	19,491	36,348	30,281
Amortization of issuance cost of convertible senior notes	12,634	1,832
Deferred income tax	244,616	35,466	(192,091)	(271,969)
Gain on disposal of equity investees and subsidiary	(69,598)	(10,091)	(2,357)	(1,086)
Impairment of equity investees	26,328	3,817
Share of loss/(gain) in equity method investments	(5,844)	(847)	32,419	18,507
Loss/(gain) of fair value changes of financial instruments	(46,246)	(6,705)	(52,909)	877
Foreign currency exchange loss/(gain)	(147,254)	(21,350)	56,467	127,180
Changes in operating assets and liabilities:
Accounts receivable	(14,879)	(2,157)	(209,855)	(79,831)
Financing receivables	127,521	18,489	(639,375)	22,019
Inventories	28,958	4,199	(29,965)	(9,225)
Advances to suppliers	(227,328)	(32,959)	(90,835)	(150,499)
Prepayments and other current assets	59,313	8,599	(774,302)	(369,443)
Amounts due from related parties	(140,864)	(20,423)	(51,398)	(8,966)
Operating lease right-of-use assets	88,732	12,865	(20,979)	25,697
Long-term financing receivables	114,277	16,569	507,353	(1,393,855)
Other non-current assets	37,382	5,420	(19,308)	28,694
Accounts payable	528,299	76,596	354,478	160,630
Advances from customers	148,142	21,479	113,800	(91,221)
Amounts due to related parties	26,352	3,821	6,131	(22,288)
Income tax payable	135,884	19,701	53,731	(29,558)
Operating lease liabilities	(67,019)	(9,717)	58,211	(54,295)
Other current liabilities	690,457	100,106	881,402	669,546
Note Payable	245,000	35,522
Other non-current liabilities				(90,877)
Net cash provided by operating activities	11,479,308	1,664,343	7,220,217	4,950,749
Cash flows from investing activities
Purchases of property and equipment	(7,067,744)	(1,024,727)	(8,360,497)	(7,237,302)
Purchases of land use rights	(344,988)	(50,019)	(967,284)	(1,970,650)
Investments in equity investees	(94,400)	(13,687)	(569,751)	(238,415)
Purchases of short-term investment	(9,563,852)	(1,386,627)	(13,193,447)	(9,686,732)
Maturity of short-term investment	6,713,982	973,436	14,054,096	17,010,363
Purchases of long-term investment	(6,388,768)	(926,284)	(225,000)	(939,500)
Maturity of long-term investment	284,000	41,176	845,110
Net cash received from disposal of equity investees	100,000	14,499	200	6,311
Net cash in (out) in relation to disposal of a subsidiary	230,799	33,463	(100,714)
Loan to related parties			(70,000)	(500,000)
Loan to employees	(60,285)	(8,741)	(339,412)	(50,400)
Repayments of loan to employees	36,416	5,280	51,887
Proceeds from disposal of property and equipment	112,950	16,376	118,279	56,984
Net cash used in investing activities	(16,041,890)	(2,325,855)	(8,756,533)	(3,549,341)
Cash flows from financing activities
Proceeds from issuance of ordinary shares, net of issuance cost paid of RMB 69,498				9,771,782
Payment of issuance cost	(228)	(33)	(887)
Proceeds from disposal of equity interests in subsidiaries	26,217	3,801	12,933	3,368
Capital contribution from non-controlling interest shareholder	275,950	40,009	380,301	14,477
Proceeds from short-term borrowings	7,669,943	1,112,037	6,944,722	2,302,929
Repayment of short-term borrowings	(5,883,561)	(853,036)	(4,918,934)	(870,000)
Repurchase of ordinary shares	(84,547)	(12,258)	(3,810,586)	(1,228,341)
Payment of dividends	(1,323,205)	(191,847)	(1,353,969)	(1,649,308)
Acquisition of non-controlling interests of subsidiaries	(39,129)	(5,673)	(157,565)	(7,500)
Proceeds from issuance of convertible senior notes, net of issuance cost paid of RMB 120,099 and capped call option of RMB 373,139	6,416,762	930,343
Net cash (used in)/ provided by financing activities	7,058,202	1,023,343	(2,903,985)	8,337,407
Effect of exchange rate changes on cash, cash equivalents and restricted cash	338,106	49,021	(150,430)	(656,137)
Net change in cash, cash equivalents and restricted cash	2,833,726	410,852	(4,590,731)	9,082,678
Cash, cash equivalents and restricted cash at beginning of year	9,769,361	1,416,424	14,360,092	5,277,414
Cash, cash equivalents and restricted cash at end of year	¥ 12,603,087	$ 1,827,276	¥ 9,769,361	¥ 14,360,092